Stock-Based Compensation (Schedule of Common Units Issuances and Forfeitures) (Detail)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Balance	469,864,980	169,083,792	109,812,741
Common units issued	124,771,044	323,513,045	63,450,000
Common units forfeited	(10,904,780)	(22,731,857)	(4,178,949)
Common units cancelled	(12,508,906)
Balance	571,222,338	469,864,980	169,083,792
Vested Common Units	310,625,257
Unvested Common Units	260,597,081
Common Class A [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Balance	47,047,128	47,097,128		47,097,128
Common units forfeited		(50,000)
Common units cancelled	(1,421,667)
Balance	45,625,461	47,047,128		47,097,128
Vested Common Units	45,625,461
Common Class B [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Balance	16,885,854	16,928,771	17,247,520
Common units forfeited		(42,917)	(318,749)
Common units cancelled	(580,000)
Balance	16,305,854	16,885,854	16,928,771
Vested Common Units	16,305,854
Common Class C [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Balance	2,151,783	2,176,782	2,787,718
Common units forfeited		(24,999)	(610,936)
Common units cancelled	(250,000)
Balance	1,901,783	2,151,783	2,176,782
Vested Common Units	1,901,783
Common Class D [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Balance	29,915,595	30,648,539	32,389,470
Common units forfeited	(23,000)	(732,944)	(1,740,931)
Common units cancelled	(1,840,027)
Balance	28,052,568	29,915,595	30,648,539
Vested Common Units	28,052,568
Common Class E [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Balance	9,431,183	9,482,572	10,290,905
Common units forfeited	(58,334)	(51,389)	(808,333)
Balance	9,372,849	9,431,183	9,482,572
Vested Common Units	9,372,849
Common Class F [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Balance	62,211,944	62,750,000
Common units issued		2,500,000	63,450,000
Common units forfeited	(365,547)	(3,038,056)	(700,000)
Common units cancelled	(1,300,000)
Balance	60,546,397	62,211,944	62,750,000
Vested Common Units	46,975,841
Unvested Common Units	13,570,556
Common Class G [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Balance	175,745,849
Common units issued		192,747,213
Common units forfeited	(4,756,655)	(17,001,364)
Common units cancelled	(2,312,692)
Balance	168,676,502	175,745,849
Vested Common Units	108,632,421
Unvested Common Units	60,044,081
Common Class H [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Balance	117,815,644
Common units issued	598,822	118,930,832
Common units forfeited	(3,755,033)	(1,115,188)
Common units cancelled	(3,198,495)
Balance	111,460,938	117,815,644
Vested Common Units	48,947,369
Unvested Common Units	62,513,569
Common Class I [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common units issued	46,107,213
Common units forfeited	(1,258,739)
Common units cancelled	(781,597)
Balance	44,066,877
Unvested Common Units	44,066,877
Common Class J [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common units issued	60,000,009
Common units forfeited	(687,472)
Common units cancelled	(824,428)
Balance	58,488,109
Unvested Common Units	58,488,109
Common Class K [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common units issued	8,015,000
Balance	8,015,000
Unvested Common Units	8,015,000
Zayo Professional Services [Member] | Common Class A [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Balance	8,660,000
Common units issued	10,050,000	9,335,000
Common units forfeited		(675,000)
Balance	18,710,000	8,660,000
Vested Common Units	4,811,111
Unvested Common Units	13,898,889